Legal Matters - Additional Information (Details) € in Millions			12 Months Ended
	Apr. 16, 2019 EUR (€)	Oct. 17, 2018 EUR (€)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Claim filing date	April 16, 2019	October 17, 2018
Name of plaintiff	Kaleyra S.p.A.	Kaleyra S.p.A.
Name of defendant	Telecom Italia S.p.A and Telecom Italia Sparkle S.p.A.	Vodafone Italia S.p.A
Domicile of litigation	Court of Milan	Court of Milan
Compensation amount | €	€ 8.3	€ 6.1
Loss contingencies recognition of actions | $			$ 0
Loss contingencies first hearing date			Dec. 11, 2019
Loss contingencies final hearing date			Apr. 29, 2020